Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 1,362,967
Impairment for year	36,300
Ending balance	1,279,328	$ 1,362,967
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,476,327	130,607
Additions	103,282	78,039
Additions acquired through business combinations	20,300	1,268,173
Foreign exchange movements	5,311	(492)
Ending balance	1,605,220	1,476,327
Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(113,360)	(27,262)
Amortization for year	(177,857)	(85,055)
Transfers		12
Impairment for year	(36,269)
Foreign exchange movements	1,594	(1,055)
Ending balance	(325,892)	(113,360)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	341,067
Ending balance	356,521	341,067
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	341,067	36,043
Additions acquired through business combinations	15,474	305,526
Foreign exchange movements	(20)	(502)
Ending balance	356,521	341,067
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance	908,303
Ending balance	771,393	908,303
Brand, Trademarks & Domain Names | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	965,317	6,846
Additions	14,000	1,899
Additions acquired through business combinations	4,826	956,508
Foreign exchange movements	4,265	64
Ending balance	988,408	965,317
Brand, Trademarks & Domain Names | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(57,014)	(1,940)
Amortization for year	(125,325)	(55,044)
Transfers		12
Impairment for year	(36,269)
Foreign exchange movements	1,593	(42)
Ending balance	(217,015)	(57,014)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,224
Ending balance	3,234	4,224
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,010	2,239
Additions acquired through business combinations		3,878
Foreign exchange movements	850	(107)
Ending balance	6,860	6,010
Customer Relationships | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,786)	(1,526)
Amortization for year	(34)	(260)
Foreign exchange movements	(1,806)
Ending balance	(3,626)	(1,786)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	109,373
Ending balance	148,180	109,373
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	163,933	85,479
Additions	89,282	76,140
Additions acquired through business combinations		2,261
Foreign exchange movements	216	53
Ending balance	253,431	163,933
Development Costs | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(54,560)	(23,796)
Amortization for year	(52,498)	(29,751)
Foreign exchange movements	1,807	(1,013)
Ending balance	$ (105,251)	$ (54,560)